Equity (Details 3) - Warrant [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	129.70%	113.46%	108.72%	98.25%
Risk-free interest rate	0.44%	0.08%	0.725%	0.67%
Expected term	2 years 3 months	3 months	3 years	4 years 3 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	183.62%	141.78%	132.58%	102.46%
Risk-free interest rate	1.78%	1.88%	2.27%	0.825%
Expected term	10 years	5 years	10 years	5 years